Goldman Sachs Motif New Age Consumer ETF
Goldman Sachs Motif New Age Consumer ETF—Summary<br /><br />Ticker: GBUY Stock Exchange: NYSE Arca
Investment Objective
The Goldman Sachs Motif New Age Consumer ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Motif New Age Consumer Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. The table does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of the Fund.
Annual Fund Operating Expenses<br/> (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Goldman Sachs Motif New Age Consumer ETF Goldman Sachs Motif New Age Consumer ETF
Management Fee	0.50%
Distribution and Service (12b-1) Fee	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.50%
[1]	The Fund’s “Other Expenses” have been estimated to reflect expenses expected to be incurred in the first fiscal year.

Expense Example
This Example is intended to help you compare the cost of owning Shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years
Goldman Sachs Motif New Age Consumer ETF | Goldman Sachs Motif New Age Consumer ETF | USD ($)	51	160

Portfolio Turnover
The Fund may pay transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in total annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. Because the Fund had not commenced operations prior to the date of the Prospectus, there is no portfolio turnover information quoted for the Fund.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index, in depositary receipts representing securities included in its underlying index and in underlying stocks in respect of depositary receipts included in its underlying index.

The Index is designed to deliver exposure to companies with common equity securities listed on exchanges in certain developed markets that may benefit from the on-going structural shifts in the consumer market due to changes in demographics, technology and preferences (the “New Age Consumer Theme”). The focus of the Index is to identify and weight companies that are originating and monetizing new consumer products, as well as those creating and supporting the infrastructure to produce them.

The New Age Consumer Theme is separated into multiple sub-themes (each a “Sub-Theme,” and collectively, the “Sub-Themes”). The Sub-Themes are:
  E-commerce Sub-Theme:  the Sub-Theme represents companies that may benefit from the expansion of e-commerce. For the purposes of the Index, “E-commerce” refers to the purchase and delivery of goods and services over the internet.
  Social Media Sub-Theme:  the Sub-Theme represents companies that may benefit from the development of social media. For the purposes of the Index, “Social Media” refers to online platforms that connect people and allow members to interact with one another.
  Online Gaming Sub-Theme:  the Sub-Theme represents companies that may benefit from the popularity of online gaming. For the purposes of the Index, “Online Gaming” refers to a game that is either partially or primarily played through the internet, including video games and games that may have traditionally been delivered in person, such as betting.
  Online Music and Video Sub-Theme:  the Sub-Theme represents companies that may benefit from demand for music and video delivered over the internet. For the purposes of the Index, “Online Music and Video” refers to the digital distribution of music and video.
  Experiences over Goods Sub-Theme:  the Sub-Theme represents companies that may benefit from demand by consumers for experiences relative to goods. For the purposes of the Index, “Experiences over Goods” refers to demand for experiences, and the goods that relate to those experiences, relative to the demand for physical goods unrelated to those experiences.
  Evolution of Education Sub-Theme:  the Sub-Theme represents companies that may benefit from the evolution of education. For the purposes of the Index, “Evolution of Education” refers to the delivery of educational materials over the internet, such as interactive and non-interactive multimedia content, the streaming of lectures and the delivery of teaching and tutoring services online, and for-profit education services in emerging markets.
  Health and Wellness Sub-Theme:  the Sub-Theme represents companies that may benefit from consumer interest in health and wellness. For the purposes of the Index, “Health and Wellness” refers to consumer health-related goods and services outside of traditional healthcare, for example relating to nutrition, exercise and health tracking.
The eligible universe of stocks is comprised of common equity securities, including depositary receipts, of companies located across developed and emerging markets worldwide, listed and traded on major exchanges in certain developed markets, including: Australia, Canada, France, Germany, Hong Kong, Japan, South Korea, Switzerland, the Netherlands, the United Kingdom and the United States. In addition, company and stock screens are applied to set minimum liquidity and investability requirements for stocks in the eligible universe.

Motif Capital Management, Inc. (the “Index Provider”) determines the components of the Index based on their exposure to the New Age Consumer Theme, and their weights in the Index in accordance with a rules-based methodology that involves five steps.
Step 1

In the first step, a quantitative measurement is made of the exposure of companies in the eligible universe to each Sub-Theme (a “Sub-Theme Thematic Beta”). To calculate the Sub-Theme Thematic Beta, the Index Provider applies automated semantic search algorithms to multiple regulatory filings filed with the applicable regulators or major stock exchanges in certain developed markets to score the relevance of a Sub-Theme to a company. Each regulatory filing is scored for the relevance of the Sub-Theme by applying an automated semantic search algorithm. This algorithm assigns a score to the regulatory filing based on the topic, document length, and number of mentions of the topic, among other factors. Regulatory filings scoring above a fixed theme relevance threshold are then mapped, if possible, to a company. For each company that has a total market capitalization of at least $500,000,000 in U.S. dollars, a stock with an average daily trading volume over the most recent 30-day period (“ADTV”) of at least $1,000,000 in U.S. dollars and at least 50 days of historical returns data over the most recent 90-day period, the company’s reported revenue streams are examined to determine whether each revenue stream is relevant to the Sub-Theme. The company’s Sub-Theme Thematic Beta is equal to the sum of all revenue streams of such company that are theme-relevant divided by the company’s total revenue.

Step 2

In the second step, a company’s Sub-Theme Thematic Betas for all Sub-Themes are combined to give the company a single New Age Consumer Thematic Beta. The Index Universe consists of all companies with a non-zero New Age Consumer Thematic Beta (the “Index Universe”).

Step 3

In the third step, each company in the Index Universe is mapped, if possible, to one or more common equity securities listed on major stock exchanges in certain developed markets. If no relevant security is found, the company is removed from the Index Universe.

Step 4

In the fourth step, liquidity, investability and theme relevance screens are applied to the Index Universe. Stocks of companies with characteristics below fixed ADTV, market capitalization, performance history and New Age Consumer Thematic Beta thresholds are removed from the Index Universe. All remaining stocks are included in the Index. In addition, if the size of the remaining Index Universe is greater than 120 stocks, the final Index Universe is reduced to 120 stocks based on a function of New Age Consumer Thematic Beta, market variables and the weight of the stock from the previous rebalancing, if any.

Step 5

In the fifth step, stocks are weighted according to a function of a company’s market capitalization and New Age Consumer Thematic Beta. A minimum weight of 0.1% and a maximum weight of the lesser of 5% or the ADTV of such stock multiplied by 10-9 (for example, an ADTV of $10 million would correspond to a maximum weight of 1%) are applied to each stock to reduce concentration in individual securities and increase diversification of the Index.
The Index is reconstituted and rebalanced quarterly on the third Friday of each February, May, August and November.

As of December 31, 2018, the Index consisted of 120 securities with a market capitalization range of between approximately $709 million and $779 billion from issuers primarily located in Asia, North America, South America, and Western Europe. The components of the Index may change over time. The percentage of the portfolio exposed to any industry, country or geographic region will vary from time to time as the weightings of the securities within the Index change, and the Fund may not be invested in each industry, country or geographic region at all times.

Given the Fund’s investment objective of attempting to track its Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors.

The Index is comprised of equity securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund seeks to invest in the Index components in approximately the same weighting that such components have within the Index at the applicable time. The Fund may purchase a sample of securities in its Index. There may also be instances in which the Investment Adviser may choose to underweight or overweight a security in the Fund’s Index, purchase securities not in the Fund’s Index that the Investment Adviser believes are appropriate to substitute for certain securities in such Index or utilize various combinations of other available investment techniques.

The Fund may also invest up to 20% of its assets in securities and other instruments not included in its Index but which the Investment Adviser believes are correlated to its Index, as well as in, among other instruments, futures (including index futures), swaps, other derivatives, investment companies (including exchange-traded funds (“ETFs”)), preferred stocks, warrants and rights, cash and cash equivalents and money market instruments.

The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to the extent that the Index is concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.
Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

Asian Investment Risk.  Investing in certain Asian issuers may involve a higher degree of risk and special considerations not typically associated with investing in issuers from more established economies or securities markets. The Fund’s investments in Asian issuers increase the risks to the Fund of conditions and developments that may be particular to Asian countries, such as: volatile economic cycles and/or securities markets; adverse changes to exchange rates; social, political, military, regulatory, economic or environmental developments; or natural disasters.

Calculation Methodology Risk.  The Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, the Calculation Agent nor the Investment Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Depositary Receipts Risk.  Foreign securities may trade in the form of depositary receipts, which include ADRs and GDRs (collectively “Depositary Receipts”). To the extent the Fund acquires Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted.

European Investment Risk.  The Fund is more exposed to the regulatory, economic and political risks of Europe and of the European countries in which it invests than funds whose investments are more geographically diversified. Adverse regulatory, economic and political events in Europe may cause the Fund’s investments to decline in value. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the European Union that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries. In June 2016, the United Kingdom voted to leave the European Union following a referendum referred to as “Brexit,” which may result in increased market volatility and cause additional market disruption on a global basis. The effects of Brexit are unknown at this time and could negatively impact the value of the Fund’s investments.

Foreign Risk.  Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls (including repatriation restrictions), sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Geographic Risk.  If the Fund focuses its investments in issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Index Risk.  The Fund will be negatively affected by general declines in the securities and asset classes represented in the Index. In addition, because the Fund is not “actively” managed, unless a specific security is removed from the Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble, and the Fund does not take defensive positions in declining markets. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index Provider relies on third party data it believes to be reliable in constructing the Index, but it does not guarantee the accuracy or availability of such third party data, and there is no guarantee with respect to the accuracy, availability or timeliness of the production of the Index, or the suitability of the Index.

Industry Concentration Risk.  In following its methodology, the Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that the Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If the Index is not concentrated in a particular industry or group of industries, the Fund will not concentrate in a particular industry or group of industries.

Large Shareholder Risk.  Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the NYSE Arca, Inc. (“NYSE Arca”) and may, therefore, have a material upward or downward effect on the market price of the Shares.

Market Risk.  The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Market Trading Risk.  The net asset value (“NAV”) of the Fund and the value of your investment may fluctuate. Market prices of Shares may fluctuate, in some cases significantly, in response to the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. Any of these factors, among others, may result in Shares trading at a significant premium or discount to NAV, which will be reflected in the intraday bid/ask spreads and/or the closing price of Shares as compared to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Mid-Cap and Small-Cap Risk.  Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Seed Investor Risk.  GSAM and/or its affiliates expect to make payments to one or more investors that contribute seed capital to the Fund. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached. Those payments will be made from the assets of GSAM and/or such affiliates (and not the Fund). Seed investors may contribute all or a majority of the assets in the Fund. There is a risk that such seed investors may redeem their investments in the Fund. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund.

Stock Risk.  Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Technology Industry Group Risk.  The stock prices of technology and technology-related companies and therefore the value of the Fund may experience significant price movements as a result of intense market volatility, worldwide competition, consumer preferences, product compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism, or other factors.

Thematic Investing Risk.  The Fund relies on the Index Provider for the identification of themes and sub-themes and its performance may suffer if such themes or sub-themes are not correctly identified or if a theme or sub-theme develops in an unexpected manner. Performance may also suffer if the stocks included in the Index do not benefit from the development of such themes or sub-themes. Performance may also be impacted by the inclusion of non-theme-relevant exposures in the Index. There is no guarantee that the Index will reflect the theme and sub-theme exposures intended.

Tracking Error Risk.  Tracking error is the divergence of the Fund’s performance from that of the Index. The performance of the Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the Index or the need to meet new or existing regulatory requirements. Unlike the Fund, the returns of the Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the Investment Company Act of 1940, as amended (the “Investment Company Act”), to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.

Valuation Risk. The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. Because non-U.S. exchanges may be open on days when the Fund does not price its Shares, the value of the securities or assets in the Fund’s portfolio may change on days when investors will not be able to purchase or sell the Fund’s Shares. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues or otherwise. NAV calculation may also be impacted by operational risks arising from factors such as failures in systems and technology.
Performance
As the Fund had not operated for a full calendar year as of the date of the Prospectus, there is no performance information quoted for the Fund. Updated performance information is available at no additional cost at www.gsamfunds.com/performance or by calling the phone number on the back of the Prospectus.